Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31, 2020	June 30, 2021
Payables to exiting investors	$30,000	$—
Payables for purchase of property, plant and equipment	15,122	14,103
Product warranty	4,296	10,299
Other current liabilities	3,959	4,148
Accrued payroll and welfare	2,704	2,789
Interest payable	1,379	2,239
Accrued expenses	1,696	1,713
Other tax payable	1,472	306
Total	$60,628	$35,597

The payables to exiting investors represents the amount due in a year for the redemption of the shares owned by certain noncontrolling shareholders of a subsidiary. See Note 12.

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31, 2019	December 31, 2020
Payable to exiting Investors	$—	$30,000
Payables for purchase of property, plant and equipment	23,515	15,122
Product warranty	3,723	4,296
Accrued payroll and welfare	2,577	2,704
Accrued expenses	2,103	1,696
Deferred subsidy income-current	127	215
Deposits received from the contractors	275	102
Other tax payable	494	1,472
Other current liabilities	2,181	5,021
Total	$34,995	$60,628

The payable for exiting Investors represents the amount to be paid for the redemption of the shares owned by certain noncontrolling shareholders of a subsidiary. See Note 15.